Structured Entities (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities
Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities[1]
(millions of Canadian dollars)							As at
			October 31, 2019				October 31, 2018
	Securitizations	Investment funds and trusts	Other	Total	Securitizations	Investment funds and trusts	Other	Total

FINANCIAL ASSETS
Trading loans, securities, and other	$8,450	$1,096	$–	$9,546	$9,460	$719	$11	$10,190
Non-trading financial assets at fair value through profit or loss	3,649	488	–	4,137	1,810	367	–	2,177
Derivatives[2]	–	64	6	70	–	826	–	826
Financial assets designated at fair value through profit or loss	–	4	–	4	–	3	–	3
Financial assets at fair value through other comprehensive income	34,451	1,550	9	36,010	47,575	1,262	–	48,837
Debt securities at amortized cost, net of allowance for credit losses	85,456	–	–	85,456	68,736	–	–	68,736
Loans	1,314	5	–	1,319	2,438	–	–	2,438

Other	6	–	3,027	3,033	6	–	2,897	2,903

Total assets	133,326	3,207	3,042	139,575	130,025	3,177	2,908	136,110

FINANCIAL LIABILITIES
Derivatives[2]	–	395	–	395	–	59	–	59

Obligations related to securities sold short	3,164	503	–	3,667	2,937	629	–	3,566

Total liabilities	3,164	898	–	4,062	2,937	688	–	3,625

Off-balance sheet exposure[3]	17,233	4,234	1,222	22,689	16,172	3,450	1,164	20,786
Maximum exposure to loss from involvement with unconsolidated structured entities	$147,395	$6,543	$4,264	$158,202	$143,260	$5,939	$4,072	$153,271

Size of sponsored unconsolidated structured entities[4]	$10,068	$37,638	$1,200	$48,906	$10,216	$35,897	$1,750	$47,863
[1]	Certain comparative amounts have been restated to conform with the presentation adopted in the current period.
[2]

Derivatives primarily subject to vanilla interest rate or foreign exchange risk are not included in these amounts as those derivatives are designed to align the structured entity's cash flows with risks absorbed by investors and are not predominantly designed to expose the Bank to variable returns created by the entity.

[3]

For the purposes of this disclosure, off-balance sheet exposure represents the notional value of liquidity facilities, guarantees, or other off-balance sheet commitments without considering the effect of collateral or other credit enhancements.

[4]

The size of sponsored unconsolidated structured entities is provided based on the most appropriate measure of size for the type of entity: (1) The par value of notes issued by securitization conduits and similar liability issuers; (2) the total AUM of investment funds and trusts; and (3) the total fair value of partnership or equity shares in issue for partnerships and similar equity issuers.